Capital Stock	12 Months Ended
Dec. 31, 2012
Capital Stock [Abstract]
CAPITAL STOCK
14.	CAPITAL STOCK

In November 2012, the Board of Directors authorized a total repurchase of up to $10.0 million of the Company’s Common Stock in the open market; under this authorization no shares have been repurchased to date. Under the Credit Agreement, the Company’s share repurchases cannot exceed $10.0 million during any rolling twelve-month period. As part of previous stock repurchase programs, 538,009 treasury shares had been repurchased and 24,782 shares have been reissued from Treasury, as of December 31, 2012.

The Articles of Incorporation authorize the issuance of 6,000,000 shares of Series B Common Stock, par value $1 per share, which would entitle the holders thereof to ten votes per share on all matters submitted for shareholder votes. As of December 31, 2012 and 2011, there were no shares of such Series B Stock outstanding. The Company has no plans of issuing any Series B Common Stock in the near future. The Articles of Incorporation also authorize the issuance of 300,000 shares of Cumulative Preferred Stock, par value $1 per share. As of December 31, 2012 and 2011, there were no shares of such Preferred Stock outstanding.

During the fourth quarter of 2012, the Board of Directors approved the initiation of a regular quarterly dividend program. The Board declared and paid its first quarterly cash dividend of $0.14 per share in the fourth quarter of 2012, which approximated $1.4 million. In the first quarter of 2013, the Board of Directors authorized an increase of the quarterly dividends to $0.16 per share. The Credit Agreement with the banks places an aggregate limit of $20.0 million on dividend payments for the term of the agreement. While the Company intends to pay regular cash dividends on a quarterly basis for the foreseeable future, the payment of dividends is at the discretion of the Board of Directors and is subject to, among other things, the availability of and needs for the Company’s capital resources, restrictions under the Company’s Credit Agreement and other factors.